Segments - Reconciliation of Segment Assets to Consolidated Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
TOTAL ASSETS	$ 1,641,186	$ 1,561,949	$ 1,531,104
Investments	(1,093,064)	(1,062,824)	(1,035,335)
Operating Segments
Segment Reporting Information [Line Items]
TOTAL ASSETS	1,703,872	1,620,904	1,588,311
Asset Management
Segment Reporting Information [Line Items]
TOTAL ASSETS	85,234	65,422	64,985
Investments	(39,022)	(21,370)	(26,410)
Asset Management | Operating Segments
Segment Reporting Information [Line Items]
TOTAL ASSETS	147,920	124,377	122,192
Asset Management | Intersegment Eliminations
Segment Reporting Information [Line Items]
Investments	(56,101)	(53,601)	(53,601)
Intersegment receivables	6,585	5,354	3,606
Insurance Solutions
Segment Reporting Information [Line Items]
TOTAL ASSETS	1,555,952	1,496,527	1,466,119
Investments		(915,556)	(884,288)
Insurance Solutions | Operating Segments
Segment Reporting Information [Line Items]
TOTAL ASSETS	$ 1,555,952	$ 1,496,527	$ 1,466,119